Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                    Ameritas Variable Separate Account VA-2
                             ("Separate Accounts")

                                 Supplement to:
                    Overture Life SPVUL and Overture Annuity
                         Prospectuses Dated May 1, 2007

                          Supplement Dated May 1, 2012

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                       The Alger Portfolios                                           Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                                    Current income and long-term capital appreciation.
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                 Calvert Variable Products, Inc.*                                  Calvert Investment Management, Inc.
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Calvert VP EAFE International Index Portfolio, Class I - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
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Calvert VP S&P 500 Index Portfolio ** - Summit Investment              Index:  S&P 500 Index.
Advisors, Inc. ("Summit")
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Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - Summit         Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation
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                    Calvert Variable Series, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset                    Long-term capital appreciation.
Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is
Management, Inc.                                                       secondary.
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               Fidelity(R) Variable Insurance Products                           Fidelity Management & Research Company
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Fidelity(R) VIP Asset ManagerSM Portfolio, Initial Class 1,2,3         Total return.
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Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Initial Class 1,2,3Total return.
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 2,3             Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 2,3             Index:  S&P 500(R) Index. **
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Fidelity(R) VIP Growth Portfolio, Initial Class 2,3                    Capital Appreciation.
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Fidelity(R) VIP High Income Portfolio, Initial Class 2,3               Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,3     Bond.
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Fidelity(R) VIP Overseas Portfolio, Initial Class 2,3                  Long-term growth.
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                       Subadvisers: (1) Fidelity Investments Money Management, Inc., (2) FMR Co., Inc., and
                                 (3) other investment advisers serve as sub-advisers for the fund.
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                    AIM Variable Insurance Funds                                        Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco V.I. Global Core Equity Fund, Series I                         Long-term capital appreciation by investing primarily in
(named Invesco Van Kampen V.I. Global Value Equity Fund prior          equity securities of issuers throughout the world,
to April 30, 2012)                                                     including U.S. issuers.
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                   MFS(R) Variable Insurance Trust                             Massachusetts Financial Services Company
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MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
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MFS(R) Strategic Income Series, Initial Class                          Seeks total return with emphasis on high current income,
                                                                       but also considering capital appreciation.
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MFS(R) Utilities Series, Initial Class                                 Seeks total return.
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
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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               The Universal Institutional Funds, Inc.                         Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
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UIF Global Tactical Asset Allocation Portfolio, Class I                Total Return.
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UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities
                                                                       of companies in the U.S. real estate industry, including
                                                                       real estate investment trusts.
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
* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Ameritas Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
**     "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2011.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.